Long-term bank loans (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total		$ 1,249,943,747	$ 512,349,557
Less: current portion of long-term bank loans		(529,904,807)	(501,330,611)
Total long-term bank loans		720,038,940	11,018,946
Restricted cash		338,633,911	197,552,310
Real estate properties held for lease		302,764,217	277,933,313	$ 159,873,934
Real estate properties under development		4,068,716,308	1,996,000,653	$ 1,719,135,164
Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		1,046,360,853	908,833,863
Real estate properties held for lease		175,429,630	48,610,581
Loan from Bank of China, Due March 30, 2020, at 6.65% per annum [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Real estate properties held for lease		13,455,966	0
Real estate properties under development		3,867,049	0
Loan from Bank Of China, Due October 31, 2021 at 6.8875% per annum [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Real estate properties held for lease		15,663,781	0
Loan from Bank of Beijing, Due February 14, 2020 at 4.75% per annum [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		4,456,170	26,510,878
Loan from Ping An Bank Co., Ltd Due May 31, 2021, at 6.8875% Per annum [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		23,144,926	0
Loan from Ping An Bank Co., Ltd Due May 27, 2021, at 7.3625% Per Annum [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		35,085,752	0
Loan from China Construction Bank, Due August 31, 2021, at 7.9% Per Annum [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		35,052,888	0
Loan from China Construction Bank, Due April 04, 2021, at 6.175% Per Annum [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Restricted cash		11,525,236	0
Loan from Bank of Minsheng, Due June 14, 2031, at 8.50% Per Annum [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Real estate properties held for lease		94,661,603	0
Loan from Bank of Minsheng, Due March 30, 2023, at 8.8825% Per Annum [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		108,344,332	0
Loan from Bank of Hengfeng, Due September 20, 2021, at 8.0009% Per Annum [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		39,208,344	0
Real estate properties under development		26,860,581	0
Loan from Zheshang Bank Co., Ltd Due September 21, 2021, at 7.98% Per Annum [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		$ 29,080,964	$ 0
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Loans payable, weighted average interest rate		7.16%	5.43%
Long Term Bank Loan [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		$ 462,352,750	$ 114,610,709
Real estate properties held for lease		123,781,349	0
Real estate properties under development		$ 30,727,630	399,622
Minimum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		100.00%
Maximum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		206.00%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Total		$ 286,746,707	289,960,516
Loan from ICBC [Member] | Loan from ICBC, Due December 26, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 116,560,788	147,938,539
Maturity date		Dec. 26, 2021
Stated rate		6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 22, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 58,284,765	73,970,800
Maturity date		Dec. 22, 2021
Stated rate		6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 30, 2021, at 6.60% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 53,619,303	68,051,177
Maturity date		Dec. 30, 2021
Stated rate		6.60%
Loan from ICBC [Member] | Loan from ICBC, Due December 22, 2021, at 9.80% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 58,281,851	0
Maturity date		Dec. 22, 2021
Stated rate		9.80%
Loan from China Guangfa Bank [Member]
Debt Instrument [Line Items]
Total		$ 10,490,733	23,231,612
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due December 15, 2018, at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	[2]	$ 0	8,539,683
Maturity date		Dec. 15, 2018
Stated rate		4.75%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due October 20, 2019, at 6.4125% per annum [Member]
Debt Instrument [Line Items]
Total		$ 10,490,733	14,691,929
Maturity date		Oct. 20, 2019
Stated rate		6.4125%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Total		$ 97,622,100	45,912,276
Loan from Bank of China [Member] | Loan from Bank of China, Due March 27, 2018, at 5.23% per annum [Member]
Debt Instrument [Line Items]
Total	[2]	$ 0	22,956,138
Maturity date		Mar. 27, 2018
Stated rate		5.23%
Loan from Bank of China [Member] | Loan from Bank of China, Due July 6, 2020, at 5.46% per annum [Member]
Debt Instrument [Line Items]
Total	[2]	$ 0	22,956,138
Maturity date		Jul. 06, 2020
Stated rate		5.46%
Loan from Bank of China [Member] | Loan from Bank of China, Due March 30, 2020, at 6.65% per annum [Member]
Debt Instrument [Line Items]
Total	[3]	$ 33,512,064	0
Maturity date		Mar. 30, 2020
Stated rate		6.65%
Loan from Bank of China [Member] | Loan from Bank Of China, Due October 31, 2021 at 6.8875% per annum [Member]
Debt Instrument [Line Items]
Total	[4]	$ 64,110,036	0
Maturity date		Oct. 31, 2021
Stated rate		6.8875%
Loan from Bank of Bohai [Member] | Loan from Bank of Bohai, Due March 14, 2019 at 5.415% per annum [Member]
Debt Instrument [Line Items]
Total	[2]	$ 0	39,025,435
Maturity date		Mar. 14, 2019
Stated rate		5.415%
Loan from Bank of Beijing [Member] | Loan from Bank of Beijing, Due February 14, 2020 at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	[5]	$ 42,810,934	49,374,063
Maturity date		Feb. 14, 2020
Stated rate		4.75%
Loan from The Bank of East Asia [Member]
Debt Instrument [Line Items]
Total		$ 113,489,907	64,845,655
Loan from The Bank of East Asia [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Restricted cash		3,107,880
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due April 26, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[2]	$ 0	13,250,000
Maturity date		Apr. 26, 2018
Loans Receivable, Basis Spread on Variable Rate		1.25%
Debt Instrument, Description of Variable Rate Basis		3 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 0	9,675,655
Maturity date		Jun. 01, 2018
Loans Receivable, Basis Spread on Variable Rate		1.25%
Debt Instrument, Description of Variable Rate Basis		3 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 9,675,654	0
Maturity date		Jun. 01, 2019
Loans Receivable, Basis Spread on Variable Rate		1.10%
Debt Instrument, Description of Variable Rate Basis		1 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2019, at 1.10% plus 1 month LIBOR [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Restricted cash		$ 9,907,915	10,911,818
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 5, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 0	10,000,000
Maturity date		Jun. 05, 2018
Loans Receivable, Basis Spread on Variable Rate		1.25%
Debt Instrument, Description of Variable Rate Basis		3 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 5, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 10,000,000	0
Maturity date		Jun. 05, 2019
Loans Receivable, Basis Spread on Variable Rate		1.10%
Debt Instrument, Description of Variable Rate Basis		1 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 5, 2019, at 1.10% plus 1 month LIBOR [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Restricted cash		$ 10,199,324	11,279,116
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 15, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 0	20,000,000
Maturity date		Aug. 15, 2018
Loans Receivable, Basis Spread on Variable Rate		1.25%
Debt Instrument, Description of Variable Rate Basis		3 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 30, 2018, at 1.10% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 0	9,700,000
Maturity date		Aug. 30, 2018
Loans Receivable, Basis Spread on Variable Rate		1.10%
Debt Instrument, Description of Variable Rate Basis		3 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 15, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 20,000,000	0
Maturity date		Aug. 15, 2019
Loans Receivable, Basis Spread on Variable Rate		1.10%
Debt Instrument, Description of Variable Rate Basis		1 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 15, 2019, at 1.10% plus 1 month LIBOR [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Restricted cash		$ 20,719,198	22,558,232.07
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 19, 2018, at 1.10% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 0	2,220,000
Maturity date		Sep. 19, 2018
Loans Receivable, Basis Spread on Variable Rate		1.10%
Debt Instrument, Description of Variable Rate Basis		3 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 30, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 9,700,000	0
Maturity date		Aug. 30, 2019
Loans Receivable, Basis Spread on Variable Rate		1.10%
Debt Instrument, Description of Variable Rate Basis		1 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 30, 2019, at 1.10% plus 1 month LIBOR [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Restricted cash		$ 10,056,533	10,939,365.19
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 19, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 2,220,000	0
Maturity date		Sep. 19, 2019
Loans Receivable, Basis Spread on Variable Rate		1.10%
Debt Instrument, Description of Variable Rate Basis		1 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 19, 2019, at 1.10% plus 1 month LIBOR [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Restricted cash		$ 2,302,133	2,503,749.50
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due January 09, 2020, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 3,178,000	0
Maturity date		Jan. 09, 2020
Loans Receivable, Basis Spread on Variable Rate		1.10%
Debt Instrument, Description of Variable Rate Basis		1 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due January 09, 2020, at 1.10% plus 1 month LIBOR [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Restricted cash		$ 3,205,502	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 02, 2019, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 34,421,617	0
Maturity date		Jun. 02, 2019
Loans Receivable, Basis Spread on Variable Rate		1.10%
Debt Instrument, Description of Variable Rate Basis		1 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 02, 2019, at 1.10% plus 1 month LIBOR [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Restricted cash		$ 36,863,271	0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 27, 2019, at 1.10% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 24,294,636	0
Maturity date		Sep. 27, 2019
Loans Receivable, Basis Spread on Variable Rate		1.10%
Debt Instrument, Description of Variable Rate Basis		3 month LIBOR
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 27, 2019, at 1.10% plus 3 month LIBOR [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Restricted cash		$ 24,810,584	0
Loan from Ping An Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total		130,988,460	0
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd Due May 31, 2021, at 6.8875% Per annum [Member]
Debt Instrument [Line Items]
Total	[7]	$ 116,417,997	0
Maturity date		May 31, 2021
Stated rate		6.8875%
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd Due May 27, 2021, at 7.3625% Per Annum [Member]
Debt Instrument [Line Items]
Total	[8]	$ 14,570,463	0
Maturity date		May 27, 2021
Stated rate		7.3625%
Loan from China Construction Bank [Member]
Debt Instrument [Line Items]
Total		$ 110,734,060	0
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due July 02, 2021, at 6.65% Per Annum [Member]
Debt Instrument [Line Items]
Total		$ 56,824,805	0
Maturity date		Jul. 02, 2021
Stated rate		6.65%
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due August 31, 2021, at 7.9% Per Annum [Member]
Debt Instrument [Line Items]
Total	[9]	$ 17,484,555	0
Maturity date		Aug. 31, 2021
Stated rate		7.90%
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due April 04, 2021, at 6.175% Per Annum [Member]
Debt Instrument [Line Items]
Total	[10]	$ 36,424,700	0
Maturity date		Apr. 04, 2021
Stated rate		6.175%
Loan from Bank of Minsheng [Member]
Debt Instrument [Line Items]
Total		$ 354,193,379	0
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng, Due June 14, 2031, at 8.50% Per Annum [Member]
Debt Instrument [Line Items]
Total	[11]	$ 62,798,694	0
Maturity date		Jun. 14, 2031
Stated rate		8.50%
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng, Due March 30, 2023, at 8.8825% Per Annum [Member]
Debt Instrument [Line Items]
Total	[12]	$ 291,394,685	0
Maturity date		Mar. 30, 2023
Stated rate		8.8825%
Loan from Bank of Hengfeng [Member] | Loan from Bank of Hengfeng, Due September 20, 2021, at 8.0009% Per Annum [Member]
Debt Instrument [Line Items]
Total	[13]	$ 73,580,837	0
Maturity date		Sep. 20, 2021
Stated rate		8.0009%
Loan From Zheshang Bank Co., Ltd [Member] | Loan from Zheshang Bank Co., Ltd Due September 21, 2021, at 7.98% Per Annum [Member]
Debt Instrument [Line Items]
Total	[14]	$ 29,286,630	$ 0
Maturity date		Sep. 21, 2021
Stated rate		7.98%

[1]	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of December 31, 2018.
[2]	These loans were paid in full or partially repaid in 2018.
[3]	Pursuant to the agreements with Bank of China the debt is secured by the Group’s real estate properties under development with net book value of US$3,867,049 (December 31, 2017: nil) and the Group’s real estate properties held for lease with net book value of US$13,455,966 (December 31, 2017: nil).
[4]	Pursuant to the agreements with Bank of China the debt is secured by the Group’s real estate properties held for lease with net book value of US$15,663,781 (December 31, 2017: nil).
[5]	Pursuant to the agreement with Bank of Beijing, the debt is secured by the Group’s land use rights with net book value of US$4,456,170 (December 31, 2017: 26,510,878) and partially repaid in 2018.
[6]	Pursuant to the loan contract with The Bank of East Asia, these six loans from The Bank of East Asia, amounting to US$9.7 million, US$10.0 million, US$20.0 million, US$9.7 million, US$2.2 million, US$3.2 million,US$34.4 million and US$24.3 million respectively, are denominated in US$ and are secured by restricted cash of US$9,907,915 (December 31, 2017: US$10,911,818), US$10,199,324 (December 31, 2017: US$11,279,116), US$20,719,198 (December 31, 2017: US$22,558,232.07), US$10,056,533 (December 31, 2017: US$10,939,365.19), US$2,302,133 (December 31, 2017: US$2,503,749.50), US$3,205,502 (December 31, 2017: nil), US$36,863,271 (December 31, 2017: nil), and US$24,810,584 (December 31, 2017: nil), respectively. Besides, these loans are secured by supplementary restricted cash US$3,107,880 as the RMB depreciated against the US dollar in 2018.
[7]	Pursuant to the agreement with Ping An Bank Co., Ltd., the debt is secured by the Group’s land use rights with net book value of US$23,144,926 (December 31, 2017: nil)
[8]	Pursuant to the agreement with Ping An Bank Co., Ltd, the debt is secured by the Group’s land use rights with net book value of US$35,085,752 (December 31, 2017: nil).
[9]	Pursuant to the agreement with China Construction Bank, the debt is secured by the Group’s land use rights with net book value of US$35,052,888 (December 31, 2017: nil).
[10]	Pursuant to the agreement with China Construction Bank, the debt is secured by restricted cash of US$11,525,236 (December 31, 2017: nil).
[11]	Pursuant to the agreements with Bank of Minsheng the debt is secured by the Group’s real estate properties held for lease with net book value of US$94,661,603 (December 31, 2017: nil).
[12]	Pursuant to the agreement with Bank of Minsheng, the debt is secured by the Group’s land use rights with net book value of US$108,344,332 (December 31, 2017: nil).
[13]	Pursuant to the agreements with Bank of Hengfeng the debt is secured by the Group’s real estate properties under development with net book value of US$26,860,581 (December 31, 2017: nil) and the Group’s land use rights with net book value of US$39,208,344 (December 31, 2017: nil) .
[14]	Pursuant to the agreement with Zheshang Bank Co., Ltd, the debt is secured by the Group’s land use rights with net book value of US$29,080,964 (December 31, 2017: nil).